SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 16, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2021
Intangible assets useful life		5 years		5 years				5 years
Amortization expenses				$ 120,000	$ 120,000	$ 160,000	$ 160,000
Intangible assets unamortized balance		$ 262,000		262,000		382,000	542,000
Impairment of intangible assets				$ 0	$ 0	$ 0	$ 0
Potentially dilutive securities				278,188	150,000	150,000	180,000
Deferred tax assets valuation allowance, percentage		100.00%		100.00%		100.00%	100.00%
Patent expenses		$ 369,000	$ 254,000	$ 655,000	$ 550,000	$ 1,632,000	$ 484,000
Research and development costs		14,000	$ 33,000	242,000	75,000	82,000	87,000
Proceeds from deferred offering costs				872,000
Unrecognized tax benefits		$ 0		$ 0		0	0
Accrued interest						$ 0
Restricted Stock Units (RSUs) [Member]
Unvested restricted stock		80,000		80,000
Common Stock [Member]
Shares conversion				1,664
Shares new issues		1,550,000		1,550,000
Convertible Notes Payable [Member]
Shares conversion				368,371		334,375
Pro Forma [Member]
Intangible assets unamortized balance						$ 382,000
Shares new issues						312,500
Pro Forma [Member] | Common Stock [Member]
Shares conversion						1,664
Pro Forma [Member] | Convertible Notes Payable [Member]
Shares conversion						334,375
Patents [Member]
Patent expenses				$ 123,000	$ 130,000	$ 45,000	110,000
IPO [Member]
Deferred offering costs		$ 872,000		872,000		$ 482,000	$ 57,000
Shares new issues	1,550,000
Proceeds from deferred offering costs				$ 872,000
Enviro Threapeutics Inc [Member]
Acquisition cost									$ 800,000